UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                    New York, NY          November 4, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $ 260,399
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-12803                      Newland Master Fund, Ltd.



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                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2009



                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                                TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x1000)    PRN AMT  PRN CALL  DISCRETION     MANGRS     SOLE    SHARED NONE
AEGEAN MARINE PETROLEUM NETW  SHS             Y0017S102      657      29,193 SH        Shared-Defined   1         29,193
AGRIUM INC                    COM             008916108      249       5,000 SH        Shared-Defined   1          5,000
AMETEK INC NEW                COM             031100100   17,879     512,152 SH        Shared-Defined   1        512,152
ANIXTER INTL INC              COM             035290105    9,867     245,987 SH        Shared-Defined   1        245,987
ATS MED INC                   COM             002083103    2,632     982,106 SH        Shared-Defined   1        982,106
ATWOOD OCEANICS INC           COM             050095108      353      10,000 SH        Shared-Defined   1         10,000
BARCLAYS BK PLC               IPATH SHRT ETN  06740C527      300       6,000 SH        Shared-Defined   1          6,000
C&D TECHNOLOGIES INC          COM             124661109    5,650   2,628,026 SH        Shared-Defined   1      2,628,026
CALGON CARBON CORP            COM             129603106      260      17,500 SH        Shared-Defined   1         17,500
CITIGROUP INC                 COM             172967101    2,793     577,000 SH  CALL  Shared-Defined   1        577,000
CITIGROUP INC                 COM             172967101       97      20,000 SH  CALL  Shared-Defined   1         20,000
CITIGROUP INC                 COM             172967101       97      20,000 SH  CALL  Shared-Defined   1         20,000
CLEAN ENERGY FUELS CORP       COM             184499101      180      12,500 SH        Shared-Defined   1         12,500
COGENT INC                    COM             19239Y108    6,006     594,698 SH        Shared-Defined   1        594,698
CROWN HOLDINGS INC            COM             228368106    6,889     253,290 SH        Shared-Defined   1        253,290
CSX CORP                      COM             126408103      868      20,728 SH        Shared-Defined   1         20,728
DIANA SHIPPING INC            COM             Y2066G104    1,161      89,276 SH        Shared-Defined   1         89,276
EATON CORP                    COM             278058102    1,093      19,310 SH        Shared-Defined   1         19,310
ENERGYSOLUTIONS INC           COM             292756202    1,383     150,000 SH        Shared-Defined   1        150,000
ENPRO INDS INC                COM             29355X107   10,294     450,285 SH        Shared-Defined   1        450,285
ENTEGRIS INC                  COM             29362U104    1,902     384,157 SH        Shared-Defined   1        384,157
EXELON CORP                   COM             30161N101      868      17,500 SH        Shared-Defined   1         17,500
FORCE PROTECTION INC          COM NEW         345203202      370      67,771 SH        Shared-Defined   1         67,771
FRANKLIN STREET PPTYS CORP    COM             35471R106    6,388     487,605 SH        Shared-Defined   1        487,605
FREESEAS INC                  COM             Y26496102    1,394     806,054 SH        Shared-Defined   1        806,054
FREIGHTCAR AMER INC           COM             357023100      608      25,000 SH  PUT   Shared-Defined   1         25,000
FUELCELL ENERGY INC           COM             35952H106    1,039     243,268 SH        Shared-Defined   1        243,268
GLOBE SPECIALTY METALS INC    COM             37954N206      161      17,819 SH        Shared-Defined   1         17,819
GOODRICH CORP                 COM             382388106    2,070      38,099 SH        Shared-Defined   1         38,099
GOODYEAR TIRE & RUBR CO       COM             382550101    2,533     148,713 SH        Shared-Defined   1        148,713
GSE SYS INC                   COM             36227K106    7,340   1,180,052 SH        Shared-Defined   1      1,180,052
HARSCO CORP                   COM             415864107      915      25,833 SH        Shared-Defined   1         25,833
HEARTLAND EXPRESS INC         COM             422347104    4,630     321,546 SH        Shared-Defined   1        321,546
HUB GROUP INC                 CL A            443320106    3,001     131,349 SH        Shared-Defined   1        131,349
HUNT J B TRANS SVCS INC       COM             445658107   14,053     437,364 SH        Shared-Defined   1        437,364
IESI BFC LTD                  COM             44951D108    8,836     683,900 SH        Shared-Defined   1        683,900
ITT CORP NEW                  COM             450911102    1,586      30,409 SH        Shared-Defined   1         30,409
KNIGHT TRANSN INC             COM             499064103    5,409     322,331 SH        Shared-Defined   1        322,331
LANDSTAR SYS INC              COM             515098101    2,022      53,117 SH        Shared-Defined   1         53,117
MANITOWOC INC                 COM             563571108      259      27,300 SH  CALL  Shared-Defined   1         27,300
MARTEN TRANS LTD              COM             573075108    8,248     483,474 SH        Shared-Defined   1        483,474
MATRIX SVC CO                 COM             576853105      326      30,000 SH        Shared-Defined   1         30,000
MODINE MFG CO                 COM             607828100      464      50,000 SH        Shared-Defined   1         50,000
MYLAN INC                     COM             628530107      307      19,200 SH        Shared-Defined   1         19,200
NCR CORP NEW                  COM             62886E108    1,037      75,000 SH        Shared-Defined   1         75,000
NETSOL TECHNOLOGIES INC       COM NEW         64115A204    2,831   2,949,639 SH        Shared-Defined   1      2,949,639
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103      380      10,000 SH        Shared-Defined   1         10,000
ODYSSEY MARINE EXPLORATION I  COM             676118102    3,845   2,067,094 SH        Shared-Defined   1      2,067,094
OLYMPIC STEEL INC             COM             68162K106    1,424      49,633 SH        Shared-Defined   1         49,633
ORTHOVITA INC                 COM             68750U102    2,998     682,934 SH        Shared-Defined   1        682,934
OSHKOSH CORP                  COM             688239201    2,035      65,800 SH        Shared-Defined   1         65,800
OWENS CORNING NEW             COM             690742101      449      20,000 SH  PUT   Shared-Defined   1         20,000
POLYPORE INTL INC             COM             73179V103    3,793     293,792 SH        Shared-Defined   1        293,792
PROSHARES TR                  PSHS ULTRA FINL 74347R743    1,034     175,000 SH        Shared-Defined   1        175,000
QUALITY DISTR INC FLA         COM             74756M102    6,269   1,860,159 SH        Shared-Defined   1      1,860,159
RSC HOLDINGS INC              COM             74972L102    7,960   1,094,882 SH        Shared-Defined   1      1,094,882
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605    1,195      80,000 SH  CALL  Shared-Defined   1         80,000
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886    6,036     205,800 SH  CALL  Shared-Defined   1        205,800
SMITH A O                     COM             831865209    5,230     137,275 SH        Shared-Defined   1        137,275
SOLUTIA INC                   COM NEW         834376501   11,023     951,923 SH        Shared-Defined   1        951,923
SONIC AUTOMOTIVE INC          CL A            83545G102    5,379     512,271 SH        Shared-Defined   1        512,271
SPDR GOLD TRUST               GOLD SHS        78463V107    3,410      34,500 SH        Shared-Defined   1         34,500
SPDR TR                       UNIT SER 1      78462F103    7,655      72,500 SH  PUT   Shared-Defined   1         72,500
SUNOCO INC                    COM             86764P109      285      10,000 SH        Shared-Defined   1         10,000
SUPERTEL HOSPITALITY INC MD   COM             868526104    1,699     790,179 SH        Shared-Defined   1        790,179
SYNOVUS FINL CORP             COM             87161C105    3,605     961,300 SH        Shared-Defined   1        961,300
THOMAS & BETTS CORP           COM             884315102    8,601     285,933 SH        Shared-Defined   1        285,933
TITAN INTL INC ILL            COM             88830M102      356      40,000 SH        Shared-Defined   1         40,000
TRW AUTOMOTIVE HLDGS CORP     COM             87264S106      838      50,000 SH        Shared-Defined   1         50,000
ULTRAPETROL BAHAMAS LTD       COM             P94398107    4,598     934,462 SH        Shared-Defined   1        934,462
UNITED STATES NATL GAS FUND   UNIT            912318102      121      10,338 SH        Shared-Defined   1         10,338
US GOLD CORPORATION           COM PAR $0.10   912023207      173      60,000 SH        Shared-Defined   1         60,000
USA TRUCK INC                 COM             902925106    5,303     417,528 SH        Shared-Defined   1        417,528
VITRAN CORP INC               COM             92850E107    3,243     409,446 SH        Shared-Defined   1        409,446
WATTS WATER TECHNOLOGIES INC  CL A            942749102    1,966      65,000 SH  PUT   Shared-Defined   1         65,000
WERNER ENTERPRISES INC        COM             950755108    7,770     417,078 SH        Shared-Defined   1        417,078
WOODWARD GOVERNOR CO          COM             980745103    3,293     135,736 SH        Shared-Defined   1        135,736
ZOLTEK COS INC                COM             98975W104      840      80,000 SH        Shared-Defined   1         80,000
ZORAN CORP                    COM             98975F101      288      25,000 SH        Shared-Defined   1         25,000



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